Exposures - Total net exposure (Details) - Credit risk - SEK (kr) kr in Billions	Jun. 30, 2022	Dec. 31, 2021
Sub-classifications of financial information
Net exposure	kr 422.9	kr 372.5
Percentage of net exposures	100.00%	100.00%
Central-governments
Sub-classifications of financial information
Net exposure	kr 222.4	kr 185.5
Percentage of net exposures	52.60%	49.80%
Regional-governments
Sub-classifications of financial information
Net exposure	kr 12.9	kr 15.3
Percentage of net exposures	3.10%	4.10%
Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 1.6	kr 3.0
Percentage of net exposures	0.40%	0.80%
Public sector entity
Sub-classifications of financial information
Net exposure	kr 2.6	kr 5.4
Percentage of net exposures	0.60%	1.40%
Financial institutions
Sub-classifications of financial information
Net exposure	kr 46.7	kr 41.2
Percentage of net exposures	11.00%	11.10%
Corporates
Sub-classifications of financial information
Net exposure	kr 136.7	kr 122.1
Percentage of net exposures	32.30%	32.80%
Credits and interest-bearing securities
Sub-classifications of financial information
Net exposure	kr 338.6	kr 306.4
Percentage of net exposures	100.00%	100.00%
Credits and interest-bearing securities | Central-governments
Sub-classifications of financial information
Net exposure	kr 161.5	kr 136.1
Percentage of net exposures	47.60%	44.40%
Credits and interest-bearing securities | Regional-governments
Sub-classifications of financial information
Net exposure	kr 12.0	kr 14.3
Percentage of net exposures	3.50%	4.70%
Credits and interest-bearing securities | Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 1.6	kr 3.0
Percentage of net exposures	0.50%	1.00%
Credits and interest-bearing securities | Public sector entity
Sub-classifications of financial information
Net exposure	kr 2.6	kr 5.4
Percentage of net exposures	0.80%	1.70%
Credits and interest-bearing securities | Financial institutions
Sub-classifications of financial information
Net exposure	kr 37.8	kr 34.9
Percentage of net exposures	11.20%	11.40%
Credits and interest-bearing securities | Corporates
Sub-classifications of financial information
Net exposure	kr 123.1	kr 112.7
Percentage of net exposures	36.40%	36.80%
Committed undisbursed loans, derivatives, etc.
Sub-classifications of financial information
Net exposure	kr 84.3	kr 66.1
Percentage of net exposures	100.00%	100.00%
Committed undisbursed loans, derivatives, etc. | Central-governments
Sub-classifications of financial information
Net exposure	kr 60.9	kr 49.4
Percentage of net exposures	72.20%	74.80%
Committed undisbursed loans, derivatives, etc. | Regional-governments
Sub-classifications of financial information
Net exposure	kr 0.9	kr 1.0
Percentage of net exposures	1.10%	1.50%
Committed undisbursed loans, derivatives, etc. | Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 0.0
Percentage of net exposures	0.00%
Committed undisbursed loans, derivatives, etc. | Financial institutions
Sub-classifications of financial information
Net exposure	kr 8.9	kr 6.3
Percentage of net exposures	10.60%	9.50%
Committed undisbursed loans, derivatives, etc. | Corporates
Sub-classifications of financial information
Net exposure	kr 13.6	kr 9.4
Percentage of net exposures	16.10%	14.20%